Schedule of accounts receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable	$ 5,897,665	$ 9,611,788
Less: allowance for credit loss	(208,127)	(491,245)
Accounts receivable, net	$ 5,689,538	$ 9,120,543